SCHEDULE OF ESTIMATED USEFUL LIVES OF ASSETS (Details)	12 Months Ended
Dec. 31, 2021
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	3 years
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	7 years
Vehicles [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	6 years 8 months 1 day
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	10 years